Schedule of Investments (unaudited)
February 28, 2026
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 Franklin Short-Term Municipal Income ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 94.6%
Alabama — 4.3%
Southeast Energy Authority, AL, Cooperative District, Commodity Supply Revenue:
Series A	5.500%	12/1/29	$500,000	$544,236 (a)(b)
Series B	4.000%	12/1/31	2,000,000	2,092,922 (a)(b)
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue:
Series B	5.250%	1/1/33	1,750,000	1,875,329 (a)(b)
Series C	5.000%	11/1/26	100,000	101,522
Series C	5.000%	11/1/27	80,000	82,840
Water Works Board of the City of Birmingham, AL, Revenue, Series 2024	3.750%	9/1/26	2,500,000	2,500,238 (c)
Total Alabama				7,197,087
Alaska — 1.0%

Alaska Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A	5.000%	10/1/28	1,530,000	1,615,354
Arizona — 0.6%
Arizona State IDA, Education Revenue, Unity at West Glendale Project, Series 2024	5.000%	9/1/26	200,000	200,799 (a)(b)
Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Company Project, Series B, Refunding	3.750%	3/31/26	750,000	750,494 (a)(b)
Total Arizona				951,293
California — 12.1%
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Series G	5.000%	8/1/32	2,000,000	2,109,385 (a)(b)
California State Enterprise Development Authority Revenue, First Tier, Series A	5.000%	8/1/26	100,000	100,830
California State Health Facilities Financing Authority Revenue, Episcopal Communities & Services, Initial Entrance Fees	3.850%	11/15/27	1,500,000	1,500,667
California State HFA Revenue, Green Bonds, Series A-2, FHA	3.600%	8/1/26	2,500,000	2,501,295 (a)(b)
California State Infrastructure & Economic Development Bank Revenue:
Brightline West Passenger Rail Project, Series C	3.500%	11/2/26	1,000,000	1,000,345 (a)(b)(c)(d)
Los Angeles County Museum of Art, Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.700%)	2.580%	6/1/26	200,000	199,752 (a)(b)
California State MFA Revenue:
California Lutheran University, Series 2018, Refunding	5.000%	10/1/26	570,000	576,963
Humangood California Obligated Group, Series A, Refunding	4.000%	10/1/30	165,000	165,983
Palomar Health, COP, Series A, Refunding, AG	5.000%	11/1/27	100,000	102,908
Palomar Health, COP, Series A, Refunding, AG	5.000%	11/1/28	115,000	120,437
Republic Services Inc. Project, Series A, Refunding	3.450%	4/1/26	500,000	500,140 (a)(b)(d)
California State University Revenue, Series B-2, Refunding	0.550%	11/1/26	2,200,000	2,170,263 (a)(b)
East County, CA, Advanced Water Purification, Joint Powers Authority Revenue, Green Bonds, Series A	3.125%	9/1/26	500,000	500,683
Fontana, CA, Community Facilities District No. 109, Special Tax Revenue:
Series 2024	5.000%	9/1/30	235,000	254,431
Series 2024	5.000%	9/1/31	245,000	268,130
Series 2024	5.000%	9/1/32	260,000	287,530
Series 2024	5.000%	9/1/34	400,000	442,033
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series 2018, Refunding	5.000%	7/1/33	1,240,000	1,292,880
See Notes to Schedule of Investments.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
Series 2025, Refunding	5.000%	7/1/28	$1,000,000	$1,049,092
Oro Grande, CA, Elementary School District Revenue, COP, Series 2020, Refunding	4.000%	9/15/28	2,095,000	2,139,848
San Bernardino County, CA, School Facilities Improvement District No. 2, GO, CAB, BAN	0.000%	7/1/29	1,000,000	892,383
San Jose, CA, Multifamily Housing Revenue, Parkmoor, Series F-2, HUD Section 8	5.000%	6/1/26	2,000,000	2,012,394 (a)(b)
Tulare County, CA, Sierra View Local Health District Revenue, Series 2020, Refunding	4.000%	7/1/26	60,000	60,237
Total California				20,248,609
Colorado — 0.9%
Colorado State Health Facilities Authority Revenue, Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	1,000,000	1,001,084 (a)(b)
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	525,000	588,576 (c)
Total Colorado				1,589,660
Connecticut — 0.1%

Connecticut State HEFA Revenue, Yale University Issue, Series A-2, Refunding	2.000%	7/1/26	210,000	209,827 (a)(b)
District of Columbia — 1.2%
District of Columbia Revenue:
Georgetown University, Series A, Refunding	5.000%	4/3/35	750,000	867,684 (a)(b)
International School Issue, Series 2019	5.000%	7/1/27	300,000	307,795
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A, Refunding	5.000%	10/1/26	225,000	228,494 (d)
Series A, Refunding	5.000%	10/1/33	500,000	526,998 (d)
Total District of Columbia				1,930,971
Florida — 5.0%
Alachua County, FL, Health Facilities Authority Revenue, Oak Hammock, University of Florida, Inc. Project, Series B-3	3.625%	10/1/30	250,000	250,928
Broward County, FL, HFA Revenue, St. Joseph Manor II, Series 2023, HUD Section 8	3.500%	4/1/26	1,000,000	1,000,292 (a)(b)
East Nassau, FL, Stewardship District, Special Assessment Revenue, Series 2025	4.100%	5/1/30	1,605,000	1,626,386
Florida State Development Finance Corp. Revenue, Tampa General Hospital Project, Series A	5.000%	8/1/27	260,000	269,670
Florida, FL, HFC Revenue, Homeowner Mortgage Revenue, Series 2022, GNMA / FNMA / FHLMC	3.500%	7/1/52	1,395,000	1,402,797
Lakewood Ranch Stewardship District, FL, Special Assessment Revenue:
Lakewood Ranch Southeast Project	5.000%	5/1/30	285,000	301,313
Taylor Ranch Project	5.400%	5/1/28	145,000	148,227
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/30	1,250,000	1,377,944 (d)
Parkside Trails Community Development District Revenue, FL, Special Assessment Bonds, Series 2025	4.300%	5/1/35	285,000	291,106
Pinellas County, FL, IDA Revenue, Drs. Kiran & Pallavi Patel 2017 Foundation For Global Understanding Inc., Project, Series 2019	5.000%	7/1/29	355,000	364,336
St. Johns County, FL, IDA Revenue, Senior Living Revenue Bonds, Vicars Landing Project, Series A, Refunding	4.000%	12/15/28	200,000	201,596
See Notes to Schedule of Investments.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Volusia County, FL, Educational Facilities Authority Educational Facilities Revenue:
Embry-Riddle Aeronautical University, Inc. Project, Series 2025	5.000%	10/15/28	$125,000	$133,381
Embry-Riddle Aeronautical University, Inc. Project, Series 2025	5.000%	10/15/29	200,000	218,275
Westview, FL, South Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2025	4.050%	5/1/30	500,000	505,556 (c)
Windsor Cay, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project, Series 2025	4.250%	5/1/35	240,000	245,301 (c)
Total Florida				8,337,108
Georgia — 3.5%
Burke County, GA, Development Authority, PCR, Georgia Power Co. Plant Vogtle Project, Series 2013, Refunding	3.375%	3/12/27	500,000	503,945 (a)(b)
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue:
Cobb Galleria Centre Project, Series 2025	5.000%	10/1/27	100,000	104,421
Cobb Galleria Centre Project, Series 2025	5.000%	10/1/28	100,000	107,154
DeKalb County, GA, Housing Authority Revenue, Series 2024	4.000%	3/1/34	780,000	797,926
Development Authority of Monroe County, GA, Revenue, Georgia Power Company Plant Scherer Project	3.875%	3/6/26	500,000	500,067 (a)(b)
Main Street Natural Gas Inc., GA, GAS Project Revenue:
Series A	4.000%	9/1/27	2,200,000	2,244,228 (a)(b)
Series C	4.000%	12/1/28	1,000,000	1,029,895 (a)(b)
Series D	5.000%	4/1/31	500,000	544,806 (a)(b)
Total Georgia				5,832,442
Guam — 0.3%
Guam Government, Waterworks Authority Revenue:
Water and Wastewater System, Series A	5.000%	7/1/31	270,000	299,400
Water and Wastewater System, Series A, Refunding	5.000%	7/1/26	150,000	151,138
Total Guam				450,538
Hawaii — 0.3%

Honolulu County, HI, Revenue, Maunakea Tower Apartments, Series 2023, HUD Section 8	5.000%	6/1/26	535,000	538,316 (a)(b)
Idaho — 0.2%

Idaho Housing & Finance Association Revenue, ID, Idaho Housing & Finance Association Revenue, Series H, GNMA - Collateralized	3.000%	9/21/46	351,718	319,054
Illinois — 2.9%
Cook & Du Page County, IL, Combined School District No. 113A, GO, Lemont Bromberek, Series 2021	3.000%	1/1/35	725,000	726,415
Illinois State Finance Authority Revenue, Series 2019, Refunding (SOFR x 0.700 + 1.150%)	3.719%	9/1/28	480,000	481,571 (a)(b)
Illinois State, GO, Series A	4.100%	9/1/26	1,800,000	1,802,162
Lake County, IL, Consolidated High School District No 120, GO, Mundelein High School, Series 2026	5.000%	12/1/26	1,750,000	1,783,931 (e)
Total Illinois				4,794,079
Indiana — 3.2%
Indiana State Finance Authority Revenue:
Ascension Senior Credit Group, Series A-1, Refunding	5.000%	11/15/27	1,200,000	1,251,945
Series B	5.000%	5/1/28	755,000	781,153
See Notes to Schedule of Investments.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Indiana — continued
Series B	5.000%	5/1/29	$795,000	$834,856
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc. Project, Series A, Refunding	5.000%	6/5/26	2,500,000	2,515,918 (a)(b)(d)
Total Indiana				5,383,872
Kentucky — 6.0%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	3/2/26	1,040,000	1,046,594 (a)(b)
Series A	5.000%	7/1/27	525,000	538,850
Series A	5.000%	7/1/28	1,000,000	1,044,978
Series A, Refunding	5.250%	12/1/29	1,000,000	1,081,142 (a)(b)
Series B	5.000%	12/1/33	2,000,000	2,132,628
Series B, Refunding	5.000%	8/1/32	750,000	818,002 (a)(b)
Owen County, KY Water Facilities Revenue, Kentucky-American Water Company Project, Series 2020, Refunding	3.875%	9/1/28	2,250,000	2,313,138 (a)(b)
Trimble County, KY, Environmental Facilities Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	1,000,000	1,017,051 (a)(b)(d)
Total Kentucky				9,992,383
Louisiana — 2.8%
Louisiana State Offshore Terminal Authority Revenue, Deep Water Port Bonds, Series A, Refunding	4.200%	9/1/28	1,500,000	1,542,641 (a)(b)
Louisiana State PFA, Hospital Revenue, Ochsner Clinic Foundation Project, Refunding	5.000%	5/15/30	1,000,000	1,095,095
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	2,000,000	2,035,272 (a)(b)
Total Louisiana				4,673,008
Maine — 0.3%

Maine State, ME, Housing Authority Revenue, Series A	5.000%	10/1/28	500,000	534,861
Maryland — 0.1%

Maryland State Health & Higher EFA Revenue, Stevenson University Project, Series A, Refunding	5.000%	6/1/29	200,000	211,348
Massachusetts — 2.1%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding, NATL	0.000%	1/1/29	835,000	780,387
Massachusetts State DFA Revenue:
CHF Merrimack Inc., Merrimack College Student Housing Project	4.250%	7/1/34	450,000	469,302 (c)
Emerson College Issue, Refunding	5.000%	1/1/27	1,010,000	1,025,585
Quincy, MA, GO, BAN, Refunding	5.000%	7/24/26	1,000,000	1,010,306
Worcester, MA, GO, BAN	4.000%	3/19/26	275,000	275,222
Total Massachusetts				3,560,802
Michigan — 0.9%
Detroit, MI, Downtown Development Tax Increment Revenue, Series 2024, Refunding	5.000%	7/1/48	890,000	929,617
Detroit, MI, GO, Unlimited Tax, Series B	6.844%	5/1/28	295,000	300,895
Flint Hospital Building Authority Revenue, MI, Hurley Medical Centre, Series B, Unrefunded	4.750%	7/1/28	320,000	320,071
Total Michigan				1,550,583
See Notes to Schedule of Investments.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Minnesota — 0.9%
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series A, Refunding	5.000%	11/15/36	$825,000	$855,733
Wadena, MN, Revenue:
Cancer Center Project, Series A	5.000%	12/1/26	195,000	198,357
Cancer Center Project, Series A	5.000%	12/1/30	375,000	412,611
Total Minnesota				1,466,701
Missouri — 1.4%
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series A	5.000%	3/1/26	500,000	500,000 (d)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/30	1,000,000	1,062,950 (d)
Missouri State HEFA Revenue, University of Health Sciences and Pharmacy in St. Louis Educational Facilities, Series A, Refunding	5.000%	5/1/28	500,000	514,576
Poplar Bluff Regional Transportation Development District Revenue, MO, Transportation Sales Tax Refunding and Improvement Revenue Bonds, Series B, Refunding	3.375%	12/1/31	240,000	241,936
Total Missouri				2,319,462
Montana — 1.0%
Forsyth, MT, Revenue, Northwestern Corporation Colstrip Project, Series 2023, Refunding	3.875%	7/1/28	1,300,000	1,330,993
Montana State Board of Housing Revenue, Aspen Village Apartments Project	2.900%	12/1/26	400,000	400,477 (a)(b)
Total Montana				1,731,470
Nebraska — 0.6%

Central Plains Energy Project, NE, Gas Project Revenue, Series A, Refunding	5.000%	9/1/30	1,000,000	1,089,270
Nevada — 0.9%
Clark County, NV, Department of Aviation Revenue, Airport System Revenues, Series A, Refunding	5.000%	7/1/26	500,000	504,175 (d)
Humboldt County, NV, Revenue, Sierra Pacific Power Company Projects, Series B, Refunding	3.550%	10/1/29	1,000,000	1,021,943
Total Nevada				1,526,118
New Hampshire — 0.3%

New Hampshire Municipal Bond Bank Revenue, Series B	5.000%	8/15/27	500,000	520,858
New Jersey — 3.0%
Camden County, NJ, Improvement Authority Revenue, Northgate I Apartments Project, Series 2024, HUD Section 8	5.000%	3/2/26	800,000	800,000 (a)(b)
New Jersey State EDA Revenue, New Jersey American Water Company Inc. Project, Refunding	2.200%	12/3/29	500,000	479,813 (a)(b)(d)
New Jersey State Higher Education, Student Assistance Authority Revenue, Series B, Refunding	5.000%	12/1/26	1,015,000	1,031,867 (d)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series A, Refunding	5.000%	6/15/36	500,000	586,342
Transportation Program, Series AA, Refunding	5.000%	6/15/34	1,000,000	1,162,207
Newark, NJ, The County of Essex New Jersey Anticipation Notes, GO, Series B, BAN, Refunding	4.500%	5/7/26	1,000,000	1,002,943
Total New Jersey				5,063,172
New Mexico — 0.6%

Farmington, NM, Revenue, Public Service Company of New Mexico San Juan Project, Series B, Refunding	3.875%	6/1/29	1,000,000	1,028,829 (a)(b)
See Notes to Schedule of Investments.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — 4.1%
Cortland Enlarged City School District, NY, GO, RAN, Series 2026, State Aid Withholding	4.125%	4/30/26	$250,000	$250,513
Long Island, NY, Power Authority Electric System Revenue, Series B, Refunding	1.500%	9/1/26	200,000	198,722 (a)(b)
Monroe County, NY, Industrial Development Corp. Revenue, Eugenio Maria De Hostos Charter School Project	5.000%	7/1/34	825,000	875,721 (c)
MTA, NY, Transportation Revenue, Green Bonds, Series B, Refunding	5.000%	11/15/26	500,000	509,890
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Series D, Subseries D-1, Refunding	5.000%	11/1/29	500,000	549,907
New York State Dormitory Authority Revenue:
New York University	5.000%	7/1/30	75,000	77,073
Pace York University, Series A	5.250%	5/1/27	175,000	180,112
Pace York University, Series A	5.250%	5/1/28	300,000	314,951
Pace York University, Series A	5.250%	5/1/29	225,000	240,967
St. Joseph’s College, Series 2021	5.000%	7/1/26	200,000	200,444
St. Joseph’s College, Series 2021	5.000%	7/1/28	75,000	76,276
St. Joseph’s College, Series 2021	5.000%	7/1/29	75,000	76,777
New York State Energy Finance Development Corp. Revenue, Series 2025	5.000%	12/1/33	1,750,000	1,879,087 (a)(b)
New York State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport New Terminal One Project, Green Bonds, Series 2025	5.500%	6/30/37	1,000,000	1,142,301 (d)
Troy, NY, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/28	350,000	371,533
Total New York				6,944,274
North Carolina — 1.1%
Durham, NC, Housing Authority Revenue, Page Corners Apartments, Series 2025	3.150%	7/1/28	1,000,000	1,008,909 (a)(b)
North Carolina State Medical Care Commission, Retirement Facilities First Mortgage Revenue:
UMRH Project, Series B-2	3.750%	10/1/28	500,000	500,330
United Methodist Retirement Homes Project, Series B-1	4.250%	10/1/28	250,000	250,201
Total North Carolina				1,759,440
North Dakota — 0.9%
Cass County, ND, Joint Water Resource District Revenue, Series A, Refunding, County GTD	3.450%	4/1/27	1,000,000	1,000,393
Horace, ND, GO, Temporary Improvement Bonds, Series B, Refunding	4.850%	8/1/26	500,000	500,278
Total North Dakota				1,500,671
Ohio — 4.5%
Akron Bath & Copley Joint Township Hospital District Revenue, Ohio Hospital Facilities, Summa Health Obligated Group, Series 2020, Refunding	5.000%	11/15/27	180,000	188,407 (f)
American Municipal Power Inc., OH, Revenue, Wapakoneta Project, Series 2025, BAN, Refunding	4.000%	6/17/26	1,000,000	1,003,736
Cleveland, OH, Department of Public Utilities Division of Public Power Revenue, Series A, Refunding, AG	5.000%	11/15/27	700,000	731,498
Columbus-Franklin County, OH, Finance Authority Revenue, Landmark on Scioto, Series 2025	3.190%	6/1/29	1,000,000	1,011,337 (a)(b)
Dayton-Montgomery County, OH, Port Authority Revenue, Regional Stem Schools Inc. Project, Series 2024	5.000%	12/1/32	375,000	404,655
Lancaster, OH, Port Authority, Gas Supply Revenue, Series A, Refunding	5.000%	8/1/30	1,250,000	1,350,990 (a)(b)
See Notes to Schedule of Investments.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — continued
Ohio HFA, Multi-Family Housing Revenue, Series 2025	3.700%	5/1/28	$500,000	$506,525 (a)(b)
Ohio Higher Educational Facility Commission Revenue, The Cleveland Institute of Music 2022 Project	5.000%	12/1/27	295,000	300,879
Ohio State Air Quality Development Authority Revenue, Duke Energy Corp. Project, Series B, Refunding	4.000%	6/1/27	500,000	508,270 (a)(b)
Youngstown State, OH, University Revenue, General Receipts Bonds, Series 2016, Refunding	5.000%	12/15/30	1,535,000	1,564,946
Total Ohio				7,571,243
Pennsylvania — 2.4%
Chester County, PA, IDA Revenue, Avon Grove Charter School, Series 2024	5.000%	3/1/27	800,000	806,290
Pennsylvania State Economic Development Financing Authority Revenue, Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project, Series 2022	5.000%	12/31/29	270,000	291,781 (d)
Pennsylvania State HFA Revenue:
Single Family Mortgage Revenue Bonds, Series 135A	3.000%	10/1/51	1,005,000	1,001,990
Single Family Mortgage Revenue Bonds, Series 149A	5.000%	4/1/26	270,000	270,561
Single Family Mortgage Revenue Bonds, Series 149A	5.000%	10/1/26	250,000	253,780
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series A, Refunding	5.000%	12/1/36	1,000,000	1,015,567
Philadelphia, PA, Authority for IDR, Charter School Revenue, West Project, Series 2019	4.000%	6/15/29	305,000	304,844
Total Pennsylvania				3,944,813
Puerto Rico — 0.6%
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	5.625%	7/1/27	1,000,000	1,023,437
Subseries CW	0.000%	11/1/51	11,731	7,258 (b)
Total Puerto Rico				1,030,695
Rhode Island — 0.1%

Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/26	115,000	115,640
South Carolina — 0.2%

Lancaster County, SC, Special Assessment Revenue, Series 2025	4.250%	6/1/30	400,000	404,434 (c)
South Dakota — 0.9%

South Dakota HEFA Revenue, Westhills Village Retirement Community Issue, Series B-2	3.250%	9/1/30	1,500,000	1,502,016
Tennessee — 3.8%
Knoxville’s Community Development Corp., TN, Revenue:
Grosvenor Square Project, Series 2022, HUD Section 8	4.000%	6/1/26	3,000,000	3,007,011 (a)(b)
Willow Place Project, Series 2022, HUD Section 8	3.750%	6/1/26	1,750,000	1,754,067 (a)(b)
Metropolitan Nashville, TN, Airport Authority Revenue, Series B	5.000%	7/1/26	50,000	50,403 (d)
Tennergy Corp., TN, Gas Supply Revenue, Series A	4.000%	9/1/28	1,500,000	1,546,777 (a)(b)
Total Tennessee				6,358,258
Texas — 8.4%
Austin Housing Finance Corp. Revenue, TX, Sage at Franklin Park, Series 2024	3.400%	11/1/27	500,000	507,207 (a)(b)
Forney, TX, Independent School District, GO:
School Building Bonds, Series 2025, Refunding, PSF - GTD	5.000%	8/15/26	150,000	151,896
School Building Bonds, Series 2025, Refunding, PSF - GTD	5.000%	8/15/27	500,000	519,615
See Notes to Schedule of Investments.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Fort Bend, TX, Independent School District, GO, Unlimited Tax, School Building Bonds, Series A, Refunding, PSF - GTD	5.000%	8/15/26	$1,000,000	$1,013,004
FW Ramble, TX, Public Facility Corp. Revenue, Ramble and Rose Project	5.000%	10/1/32	530,000	572,343
Galveston, TX, Wharves & Terminal Revenue:
First Lien, Series A	5.000%	8/1/28	500,000	521,970 (d)
First Lien, Series A	5.000%	8/1/29	350,000	371,510 (d)
First Lien, Series A	5.000%	8/1/30	500,000	539,197 (d)
First Lien, Series A	5.000%	8/1/31	1,000,000	1,092,234 (d)
Hidalgo County, TX, GO:
Limited Tax Bonds, Series 2025, Refunding	5.000%	8/15/26	300,000	303,587
Limited Tax Bonds, Series 2025, Refunding	5.000%	8/15/27	100,000	103,777
Houston, TX, Airport System Revenue, Series A, Refunding, AG	5.000%	7/1/26	1,000,000	1,008,584 (d)
Houston, TX, HFC Revenue, Summerdale Apartments, Series 2023	5.000%	8/1/26	600,000	602,716 (a)(b)
Lavon, TX, Special Assessment Revenue, Trails of Lavon Public Improvement District Project	4.250%	9/15/32	142,000	145,434 (c)
Pflugerville, TX, GO, Travis Williamson and Hays Counties, Combination Tax And Ltd. Revenue Certificates of Obligation, Series 2025	5.000%	8/1/26	1,000,000	1,011,162
Prosper ISD, TX, GO, Collin and Denton Counties, Adjustable Rate Unlimited Tax School Building Bonds, Series B, PSF - GTD	4.000%	8/15/26	1,400,000	1,410,665 (a)(b)
San Antonio ISD, TX, GO, Unlimited Tax School Building, Series 2025, Refunding, PSF - GTD	5.000%	8/15/26	750,000	759,787
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Health Project, Series E	5.000%	5/15/26	650,000	653,415 (a)(b)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Texas Health Resources System Revenue, Series B, Refunding	5.000%	11/15/29	1,600,000	1,731,721 (a)(b)
Texas State Affordable Housing Corp. Revenue, Single Family Mortgage Revenue Bonds, Series A, GNMA - Collateralized	5.250%	9/1/28	20,000	20,349
Trophy Club Public Improvement District No. 1, TX, Special Assessment Revenue, Town of Trophy Club, Series 2025, Refunding	5.000%	9/1/28	110,000	112,993
University of North Texas System Revenue, Series A, Refunding	5.000%	4/15/28	785,000	829,974
Total Texas				13,983,140
U.S. Virgin Islands — 0.8%
U.S. Virgin Islands Matching Fund Special Purpose Securitization Corp. Revenue, Series A, Refunding	5.000%	10/1/30	1,000,000	1,056,265
Virgin Islands Transportation & Infrastructure Corp. Revenue:
Grant Anticipation Revenue Bonds, Federal Highway Grant Anticipation Revenue Loan Note, Series 2025, Refunding	5.000%	9/1/26	200,000	202,243
Grant Anticipation Revenue Bonds, Federal Highway Grant Anticipation Revenue Loan Note, Series 2025, Refunding	5.000%	9/1/27	160,000	165,151
Total U.S. Virgin Islands				1,423,659
Utah — 2.2%
Davis School District, UT, GO, Series 2016, School Bond Guaranty	2.500%	6/1/28	750,000	749,232
Downtown Revitalization Public Infrastructure District Revenue, UT:
First Lien Sales Tax, Seg Redevelopment Project, Series A, AG	5.000%	6/1/26	100,000	100,647
First Lien Sales Tax, Seg Redevelopment Project, Series A, AG	5.000%	6/1/28	220,000	232,749
Second Lien Sales Tax, Seg Redevelopment Project, Series B, AG	5.000%	6/1/26	255,000	256,593
Second Lien Sales Tax, Seg Redevelopment Project, Series B, AG	5.000%	6/1/27	100,000	103,184
See Notes to Schedule of Investments.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utah — continued
Second Lien Sales Tax, Seg Redevelopment Project, Series B, AG	5.000%	6/1/28	$100,000	$105,682
Second Lien Sales Tax, Seg Redevelopment Project, Series B, AG	5.000%	6/1/29	100,000	108,116
Salt Lake City, UT, Airport Revenue:
Salt Lake City International Airport, Series A	5.000%	7/1/27	190,000	196,096 (d)
Salt Lake City International Airport, Series A	5.000%	7/1/29	500,000	515,659 (d)
Utah Infrastructure Agency Tax-Exempt Telecommunications Revenue:
Series 2019	5.000%	10/15/27	455,000	468,969
Series 2019	5.000%	10/15/29	500,000	532,466
Series 2021	3.000%	10/15/26	250,000	249,831
Utah State Infrastructure Agency, Telecommunications Revenue, Series 2022	5.000%	10/15/27	75,000	77,363
Total Utah				3,696,587
Virginia — 1.3%
Virginia Public School Authority School Financing Revenue, Series B, Unrefunded, State Intercept Program	3.000%	8/1/26	1,585,000	1,585,616
Virginia State Commonwealth Transportation Board Revenue, Series 2026, Refunding	5.000%	5/15/29	500,000	544,881 (e)
Total Virginia				2,130,497
Washington — 4.5%
Grays Harbor County, WA, Public Hospital District No. 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	5.750%	12/1/26	660,000	670,561
King County, WA, Housing Authority Revenue, Birch Creek Apartments Project, County GTD	5.500%	5/1/38	2,500,000	2,505,386
Port of Seattle, WA, Intermediate Lien Revenue:
Series B	5.000%	5/1/27	1,220,000	1,254,293 (d)
Series B, Refunding	5.000%	7/1/28	1,500,000	1,588,328 (d)
Washington State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Refunding	5.000%	8/15/26	500,000	505,775
Washington State HFC, Non-Profit Housing Revenue:
Blakeley and Laurel Villages Portfolio, Series A, BAM	5.000%	7/1/29	630,000	673,809 (c)
Blakeley and Laurel Villages Portfolio, Series A, BAM	5.000%	7/1/30	300,000	326,067 (c)
Total Washington				7,524,219
Wisconsin — 2.3%
Dane County, WI, GO, Series A	3.000%	6/1/26	1,500,000	1,500,631
Public Finance Authority, WI, Educational Facilities Revenue, Lindenwood Education System, Series 2026, Refunding	5.000%	6/1/27	1,150,000	1,172,743 (e)
Public Finance Authority, WI, Revenue, Maniilaq Association Employee Housing Project, Series 2026	5.000%	12/1/31	750,000	827,718 (e)
Wisconsin State HEFA Revenue, Hospital Sisters Credit Group, Series A, Refunding	5.000%	8/15/28	250,000	265,111
Total Wisconsin				3,766,203

Total Municipal Bonds (Cost — $155,769,492)				158,322,864
Collateralized Mortgage Obligations(g) — 0.8%
Freddie Mac Multifamily Certificates Revenue, Series 2019	2.543%	6/25/37	916,726	831,892
Freddie Mac Multifamily Certificates Revenue, Series A	3.350%	11/25/33	448,582	448,422

Total Collateralized Mortgage Obligations (Cost — $1,181,069)				1,280,314
Total Investments before Short-Term Investments (Cost — $156,950,561)				159,603,178
See Notes to Schedule of Investments.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Franklin Short-Term Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 4.6%
Putnam Government Money Market Fund, Class P Shares (Cost — $7,704,200)	3.450%	7,704,200	$7,704,200 (h)(i)
Total Investments — 100.0% (Cost — $164,654,761)			167,307,378
Liabilities in Excess of Other Assets — (0.0)%††			(26,209)
Total Net Assets — 100.0%			$167,281,169

††	Represents less than 0.1%.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2026, the total market value of investments in Affiliated Companies was $7,704,200 and the cost was $7,704,200 (Note 2).

See Notes to Schedule of Investments.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

 Franklin Short-Term Municipal Income ETF
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
BAN	—	Bond Anticipation Notes
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
FHA	—	Federal Housing Administration — Insured Bonds
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
HFC	—	Housing Finance Commission
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
RAN	—	Revenue Anticipation Notes
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
TFA	—	Transitional Finance Authority
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Short-Term Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report

proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$158,322,864	—	$158,322,864
Collateralized Mortgage Obligations	—	1,280,314	—	1,280,314
Total Long-Term Investments	—	159,603,178	—	159,603,178
Short-Term Investments†	$7,704,200	—	—	7,704,200
Total Investments	$7,704,200	$159,603,178	—	$167,307,378

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2026. The following transactions were effected in such company for the period ended February 28, 2026.

	Affiliate Value at November 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$11,312,253	$19,870,954	19,870,954	$23,479,007	23,479,007

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2026
Putnam Government Money Market Fund, Class P Shares	—	$72,605	—	$7,704,200

Franklin Short-Term Municipal Income ETF 2026 Quarterly Report